Deposits (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deposits
Minimum cash required	$ 1,600,000	$ 1,600,000
Average compensating balances	544,000	408,000
Time deposits $250000 or more	$ 254,700,000	$ 253,900,000